Related Parties - Summary of Analysis of the Balances with Related Parties (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	$ 1,395,450	$ 2,287,213
Amounts payable to related party transactions	6,037,132	7,224,218
Sears Roebuck de México, S.A. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	219,463	260,584
Sitios Latinoamérica, S.A.B. de C.V. [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	333,600	1,460,897
Sanborns Hermanos, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	73,222	124,157
Patrimonial Inbursa, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	369,658	166,366
Grupo Condumex, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	27,045	31,857
Amounts payable to related party transactions	462,891	2,036,371
Telesites, S.A.B. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	100,518	80,677
Claroshopcom SAPI de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	70,704	31,559
Amounts payable to related party transactions	138,549	216,774
Carso Infraestructura y Construccion, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	2,566,413	2,836,689
Sitos Latinoamérica, S.A.B. de C.V. [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	1,003,640	960,244
Fianzas Guardiana Inbursa, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	433,843	437,428
Grupo Financiero Inbursa, SAB de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	85,216	102,127
Seguros Inbursa SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	334,513	107,389
Cicsa Perú, S.A.C. [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	244,335	256,344
Industrial Afiliada, S.A. de C.V [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	367,979	103,864
Banco Inbursa, S.A [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	75,130	20,089
Promotora Inbursa, S.A. de C.V [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	37,894	15,174
Other related parties [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	201,240	131,116
Amounts payable to related party transactions	$ 286,729	$ 131,725